SCHEDULE OF VALUATION ASSUMPTIONS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Derivative liabilities, fair value measurement input, term	1 year
Expected Volatility [Member]
Derivative [Line Items]
Derivative liabilities, fair value assumptions
Expected Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liabilities, fair value assumptions	164
Expected Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liabilities, fair value assumptions	214
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liabilities, fair value assumptions
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liabilities, fair value assumptions	0.15